Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Property and equipment, net (Textual)
Depreciation expenses	$ 221,756	$ 68,499	$ 671,822	$ 155,693	$ 306,829	$ 78,571